Schedule of Major Classes of Assets and Liabilities (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Current Assets
Cash	$ 28,830,217	$ 39,324,529	$ 7,190,300	$ 6,065,461
Restricted cash	10,973,259	11,132,957
Accounts receivable, net of allowance	1,375,440	776,530		956,555
Prepaid expenses and other current assets	1,138,827	744,275		217,296
Equipment, net	52,022	60,218		55,105
Total current assets	48,897,981	53,910,565		9,488,434
Non-current assets
Intangibles and goodwill	3,783,204	3,727,933		5,551,540
Current Liabilities
Contract liabilities	7,729,639	2,166,451		308,058
Other current liabilities				93,954
Total current liabilities	55,692,378	58,911,033		5,860,555
Discontinued Operations [Member]
Current Assets
Cash	313,000	648,000		690,181
Restricted cash				1,025,029
Accounts receivable, net of allowance	79,000	191,000		137,405
Prepaid expenses and other current assets	155,000	187,000		248,594
Equipment, net	3,000	5,000
Other Assets		279,000
Total current assets	550,000	1,310,000		2,101,209
Non-current assets
Equipment, net				16,505
Other assets				283,632
Intangibles and goodwill				1,287,921
Total non-current assets				1,588,058
Current Liabilities
Accrued expenses	57,573	374,879		1,902,477
Contract liabilities	2,000	2,000		896,933
Other current liabilities	625,927	838,274		534,323
Total current liabilities	$ 685,500	1,215,153		3,333,733
Non-current liabilities
Other long-term liabilities				365,977
Total liabilities		$ 1,215,213		$ 3,699,710